Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 1,606	$ 1,173	$ 3,130	$ 2,298	$ 289	$ 4,193
Components of other comprehensive income (loss):
Unrealized holding (loss) gain on available-for-sale securities	(3,262)	500	(8,427)	(520)	(1,716)	2,904
Tax effect	685	(105)	1,770	108	360	(609)
Net of tax amount	(2,577)	395	(6,657)	(412)	(1,356)	2,295
Reclassification adjustment for debt securities gains realized in net income	0	0	(13)	0	(74)	(110)
Tax effect	0	0	3	0	16	23
Net of tax amount	0	0	(10)	0	(58)	(87)
Total other comprehensive (loss) income	(2,577)	395	(6,667)	(412)	(1,414)	2,208
Total comprehensive (loss) income	$ (971)	$ 1,568	$ (3,537)	$ 1,886	$ (1,125)	$ 6,401